Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2019
Taxes Payable
Schedule of current and deferred portions of income tax expense

For the year ended March 31,
2019
Current	$2,892,500
Deferred	—
Income tax expense	$2,892,500

Schedule of reconciliation of statutory income tax and effective tax

For the year ended March 31,
2019
Income before income taxes	11,567,558
Tax rate	25%
Provision for income taxes at statutory tax rate	$2,891,890
Effect of non-tax deductible expenses	610
Income tax expense	$2,892,500

Schedule of taxes payable

As of March 31,
2019
Income tax payable	$224,882
VAT payable	134,172
Other tax payables	16,283
Total	$375,337